Company Information	12 Months Ended
Dec. 31, 2022
Company Information [Abstract]
Company Information
1.	Company Information:

Banco de Chile, resulting from the merger of Banco Nacional de Chile, Banco Agrícola and Banco de Valparaíso, was formed on October 28, 1893 in the city of Santiago, in the presence of the Notary Eduardo Reyes Lavalle.

Banco de Chile (“Banco de Chile” or the “Bank”) is a Corporation organized under the laws of the Republic of Chile, regulated by the Commission for Financial Market (“CMF”). Banco de Chile also complies with the regulations published by the United States Securities and Exchange Commission (“SEC”) from which the Bank is also subject to its supervision since 2001, due to its registration in the New York Stock Exchange (“NYSE”) through its American Depositary Receipt (“ADR”) program.

Banco de Chile offers a broad range of banking services to its customers, ranging from individuals to large corporations. Additionally, the Bank offers international as well as treasury banking services. The Bank’s subsidiaries provide other services including securities brokerage, mutual fund management, factoring, insurance brokerage and financial advisory services.

Banco de Chile’s legal address is Ahumada 251, Santiago, Chile and its website is www.bancochile.cl.